Net Loss Per Share Attributable to Common Stockholders	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Stockholders	Net Loss Per Share Attributable to Common Stockholders
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except per share data):

	Years Ended December 31,
	2020	2019
Net loss attributable to common stockholders	$(75,234)	$(73,281)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	29,040	25,916
Net loss per share attributable to common stockholders - basic and diluted	$(2.59)	$(2.83)
The following potentially dilutive securities outstanding have been excluded from the computations of diluted net loss per share because such securities have an anti-dilutive impact due to losses reported (in thousands):

	Years Ended December 31,
	2020	2019
Redeemable convertible preferred stock	61,332	61,332
Outstanding stock options	15,125	13,596
Unvested early exercised stock options subject to repurchase	223	317
Unvested restricted stock	2,274	3,743
Contingently issuable shares	66	147
Total	79,020	79,135
Net Loss Per Share Attributable to Common Stockholders
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Net loss attributable to common stockholders	$(19,363)	$(19,166)	$(66,002)	$(60,298)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	34,256	29,306	33,003	28,707
Net loss per share attributable to common stockholders - basic and diluted	$(0.57)	$(0.65)	$(2.00)	$(2.10)
The following potentially dilutive securities outstanding at the end of the period have been excluded from the computations of diluted net loss per share because such securities have an anti-dilutive impact due to losses reported (in thousands):

	Three and Nine Months Ended September 30,
	2021	2020
Redeemable convertible preferred stock	61,332	61,332
Outstanding stock options	19,511	15,909
Unvested RSUs	209	—
Unvested early exercised stock options subject to repurchase	159	240
Unvested restricted stock	1,344	2,584
Contingently issuable shares	58	82
Total	82,613	80,147